Investment Portfolioas of March 31, 2024 (Unaudited)
DWS International Growth VIP
	Shares	Value ($)

Common Stocks 98.8%
Brazil 0.5%
Pagseguro Digital Ltd. "A"* (Cost $187,830)	7,448	106,357
Canada 8.3%
Agnico Eagle Mines Ltd.	2,703	161,176
Alimentation Couche-Tard, Inc.	6,449	368,072
Brookfield Asset Management Ltd. "A"	4,320	181,469
Brookfield Corp.	16,267	680,679
Canadian National Railway Co.	1,575	207,399
Lululemon Athletica, Inc.*	290	113,289
(Cost $757,364)		1,712,084
China 3.7%
ANTA Sports Products Ltd.	8,800	93,544
BYD Co., Ltd. "H"	2,500	64,393
Minth Group Ltd.	20,870	32,957
Ping An Insurance Group Co. of China Ltd. "H"	50,000	211,131
Tencent Holdings Ltd.	7,400	287,230
Trip.com Group Ltd.*	1,500	66,157
(Cost $973,448)		755,412
Denmark 1.3%
Novo Nordisk AS "B" (Cost $134,394)	2,125	273,386
France 13.3%
Air Liquide SA	541	112,553
Airbus SE	1,388	255,644
Capgemini SE	1,720	395,804
Cie de Saint-Gobain SA	2,277	176,699
LVMH Moet Hennessy Louis Vuitton SE	375	337,289
Schneider Electric SE	1,247	282,047
Teleperformance SE	1,304	126,726
TotalEnergies SE	8,340	571,078
Vinci SA	3,815	488,794
(Cost $1,894,815)		2,746,634
Germany 13.9%
adidas AG	650	145,159
Allianz SE (Registered)	1,969	590,118
BASF SE	2,000	114,207
Brenntag SE	1,870	157,522
Deutsche Boerse AG	2,635	539,131
Deutsche Post AG	2,973	128,024
Deutsche Telekom AG (Registered)	8,188	198,757
Evotec SE*	3,500	54,638
Merck KGaA	590	104,135
SAP SE	2,530	492,564
Siemens Healthineers AG 144A*	2,782	170,237

TeamViewer SE 144A*	5,216	77,685
Wacker Chemie AG	540	60,909
Zalando SE 144A*	1,531	43,754
(Cost $2,434,973)		2,876,840
Hong Kong 1.3%
Techtronic Industries Co., Ltd. (Cost $97,487)	19,597	265,653
Ireland 4.1%
Experian PLC	5,858	255,378
Flutter Entertainment PLC*	340	67,760
ICON PLC*	895	300,675
Kerry Group PLC "A"	2,681	229,772
(Cost $605,290)		853,585
Israel 0.7%
CyberArk Software Ltd.* (Cost $96,465)	570	151,409
Italy 1.2%
Stevanato Group SpA (Cost $218,715)	7,611	244,313
Japan 6.7%
Daikin Industries Ltd.	1,500	204,221
Fast Retailing Co., Ltd.	990	305,476
Hoya Corp.	2,300	286,171
Keyence Corp.	700	324,105
Lasertec Corp.	400	113,436
MISUMI Group, Inc.	5,411	75,117
Shiseido Co., Ltd.	2,800	76,390
(Cost $950,598)		1,384,916
Korea 1.5%
Samsung Electronics Co., Ltd. (Cost $226,126)	5,348	320,979
Netherlands 7.5%
Adyen NV 144A*	81	137,023
Argenx SE*	116	45,816
ASML Holding NV	626	602,556
ING Groep NV	17,959	295,392
NXP Semiconductors NV	454	112,488
Prosus NV	4,054	127,164
Universal Music Group NV	7,629	229,468
(Cost $948,263)		1,549,907
Norway 0.4%
Mowi ASA (Cost $93,467)	4,128	75,803
Singapore 3.7%
DBS Group Holdings Ltd.	25,900	691,114
Sea Ltd. (ADR)*	1,300	69,823
(Cost $532,783)		760,937
Sweden 3.2%
Assa Abloy AB "B"	8,266	237,153

Hexagon AB "B"	11,398	134,915
Spotify Technology SA*	1,062	280,262
(Cost $474,906)		652,330
Switzerland 7.6%
Alcon, Inc.	1,792	148,510
Lonza Group AG (Registered)	1,116	668,474
Nestle SA (Registered)	4,084	433,601
Roche Holding AG (Genusschein)	1,036	263,868
Sportradar Group AG "A"*	5,297	61,657
(Cost $1,149,639)		1,576,110
Taiwan 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $121,058)	20,000	480,572
United Kingdom 4.8%
AstraZeneca PLC	2,821	380,193
Ferguson PLC	400	87,372
Halma PLC	4,614	137,902
Rentokil Initial PLC	59,400	353,641
VTEX "A"*	2,886	23,579
(Cost $965,587)		982,687
United States 9.7%
Marsh & McLennan Companies, Inc.	1,910	393,422
Mastercard, Inc. "A"	593	285,571
NVIDIA Corp.	913	824,950
Schlumberger NV	5,698	312,308
Thermo Fisher Scientific, Inc.	334	194,124
(Cost $513,303)		2,010,375
Uruguay 3.1%
Globant SA*	2,480	500,712
MercadoLibre, Inc.*	96	145,148
(Cost $359,444)		645,860
Total Common Stocks (Cost $13,735,955)		20,426,149

Preferred Stocks 0.6%
Germany
Sartorius AG* (Cost $73,861)	325	129,241

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (a) (Cost $52,214)	52,214	52,214

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $13,862,030)	99.7	20,607,604
Other Assets and Liabilities, Net	0.3	62,926
Net Assets	100.0	20,670,530
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (a) (b)
56,350	—	56,350 (c)	—	—	65	—	—	—
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (a)
459,894	1,138,607	1,546,287	—	—	2,380	—	52,214	52,214
516,244	1,138,607	1,602,637	—	—	2,445	—	52,214	52,214

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At March 31, 2024 the DWS International Growth VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Cash Equivalents)
Information Technology	4,670,077	23%
Financials	4,111,407	20%
Industrials	3,301,390	16%
Health Care	3,263,781	16%
Consumer Discretionary	1,603,747	8%
Consumer Staples	1,183,638	6%
Communication Services	1,089,119	5%
Energy	883,386	4%
Materials	448,845	2%
Total	20,555,390	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$106,357	$—	$—	$106,357
Canada	1,712,084	—	—	1,712,084
China	755,412	—	—	755,412
Denmark	—	273,386	—	273,386
France	2,746,634	—	—	2,746,634
Germany	2,876,840	—	—	2,876,840
Hong Kong	265,653	—	—	265,653
Ireland	853,585	—	—	853,585
Israel	151,409	—	—	151,409
Italy	244,313	—	—	244,313
Japan	1,384,916	—	—	1,384,916
Korea	320,979	—	—	320,979
Netherlands	1,549,907	—	—	1,549,907
Norway	—	75,803	—	75,803
Singapore	760,937	—	—	760,937
Sweden	652,330	—	—	652,330
Switzerland	1,576,110	—	—	1,576,110
Taiwan	480,572	—	—	480,572
United Kingdom	982,687	—	—	982,687
United States	2,010,375	—	—	2,010,375
Uruguay	645,860	—	—	645,860
Preferred Stocks	129,241	—	—	129,241
Short-Term Investments	52,214	—	—	52,214
Total	$20,258,415	$349,189	$—	$20,607,604
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2IG-PH1
R-080548-2 (1/25)